UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13 F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30,
1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 November 3, 1999

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

					FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  $101034


List of Other Included Managers:    None


FORM 13F INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP
(x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- ------
-- -------- --- ---- ------- ------------ -------- -------- ----
----
AT&T                           y                001957109
2713    62365 SH       SOLE                    62365
Abbott Laboratories            y                002824100
539    14700 SH       SOLE                    14700
Allied-Signal                  y                019512102
324     5400 SH       SOLE                     5400
American International Group   y                026874107
2359    27135 SH       SOLE                    27135
American Standard              y                029712106
1172    30350 SH       SOLE                    30350
Anheuser Busch                 y                035229103
224     3200 SH       SOLE                     3200
BP Amoco                       y                055622104
322     2910 SH       SOLE                     2910
Bausch & Lomb                  y                071707103
818    12400 SH       SOLE                    12400
Baxter International           y                071813109
291     4826 SH       SOLE                     4826
Berkshire Hathaway             y                084670108
550       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108
4743    70266 SH       SOLE                    70266
Build. Mat'l. Hold.            y                120113105
184    18450 SH       SOLE                    18450
CK Witco                       y                12562c108
488    32800 SH       SOLE                    32800
Chevron Corp.                  y                166751107
465     5244 SH       SOLE                     5244
Citigroup                      y                171196108
8132   184819 SH       SOLE                   184819
Coca-Cola                      y                191216100
955    19800 SH       SOLE                    19800
Conoco 'A'                     y                208251306
1840    66300 SH       SOLE                    66300
Corning                        y                219350105
2359    34400 SH       SOLE                    34400
Dana                           y                235811106
1406    37875 SH       SOLE                    37875
Disney                         y                254687106
803    30891 SH       SOLE                    30891
Du Pont                        y                263534109
648    10718 SH       SOLE                    10718
Duckwall-Alco Stores           y                264142100
156    18900 SH       SOLE                    18900
Eastman Kodak                  y                277461109
2897    38310 SH       SOLE                    38310
Entertainment Properties Trust y                29380T105
550    37600 SH       SOLE                    37600
Exxon                          y                302290101
1113    14650 SH       SOLE                    14650
Federated Dept. Stores         y                31410H101
1136    26000 SH       SOLE                    26000
Fortune Brands                 y                349631101
539    16700 SH       SOLE                    16700
Fresh DelMonte                 y                G36738105
234    20900 SH       SOLE                    20900
GTE                            y                362320103
206     2674 SH       SOLE                     2674
GenCorp                        y                368682100
929    50750 SH       SOLE                    50750
General Electric               y                369604103
10804    91125 SH       SOLE                    91125
Gillette                       y                375766102
923    27200 SH       SOLE                    27200
HRPT Properties                y                422169102
297    26400 SH       SOLE                    26400
Healthcare Realty Trust        y                421946047
315    16808 SH       SOLE                    16808
Hewlett-Packard                y                428236103
1924    21200 SH       SOLE                    21200
Hospitality Properties Trust   y                44106M102
567    25550 SH       SOLE                    25550
Household International        y                441815107
1017    25341 SH       SOLE                    25341
Intel                          y                458140100
2377    31990 SH       SOLE                    31990
International Business Machine y                459200101
7427    61378 SH       SOLE                    61378
Interpublic Group              y                460690100
2303    56000 SH       SOLE                    56000
Johnson & Johnson              y                478160104
441     4800 SH       SOLE                     4800
Koninklijke Philips Electronic y                718337504
3162    31303 SH       SOLE                    31303
Lazare Kaplan                  y                521078105
447    55425 SH       SOLE                    55425
Lockheed Martin                y                539830109
1816    55550 SH       SOLE                    55550
Loral Space                    y                G56462107
1133    65900 SH       SOLE                    65900
MCI Worldcom                   y                55268b106
643     8947 SH       SOLE                     8947
McDonalds Corp.                y                580135101
259     6000 SH       SOLE                     6000
MediaOne Group                 y                912889201
1629    23850 SH       SOLE                    23850
Merck                          y                589331107
3544    54684 SH       SOLE                    54684
Microsoft Corp.                y                594918104
258     2850 SH       SOLE                     2850
Mobil                          y                607059102
453     4500 SH       SOLE                     4500
Motorola                       y                620076109
1439    16350 SH       SOLE                    16350
Nestle                         y                641069406
2368    25200 SH       SOLE                    25200
Network Computing Devices      y                64120N100
84    18700 SH       SOLE                    18700
Pepsi Bottling                 y                713409100
348    20400 SH       SOLE                    20400
Pfizer                         y                717081103
387    10800 SH       SOLE                    10800
Philip Morris                  y                718154107
489    14300 SH       SOLE                    14300
Pitney Bowes                   y                724479100
640    10500 SH       SOLE                    10500
Premark                        y                740459102
2040    40400 SH       SOLE                    40400
Procter & Gamble               y                742718109
1500    16000 SH       SOLE                    16000
Republic New York              y                760719104
240     3900 SH       SOLE                     3900
Royal Dutch                    y                780257804
278     4700 SH       SOLE                     4700
Schlumberger                   y                806857108
218     3500 SH       SOLE                     3500
Time Warner                    y                887315109
2697    44400 SH       SOLE                    44400
Toronto Dominion               y                891160509
2652   136000 SH       SOLE                   136000
U.S. Bancorp                   y                902973106
741    24550 SH       SOLE                    24550
U.S. Foodservice               y                90331r101
956    53100 SH       SOLE                    53100
U.S. Industries                y                912080108
1356    86100 SH       SOLE                    86100
United Technologies            y                913017109
297     5000 SH       SOLE                     5000
Walgreen                       y                931422109
1218    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206
251    16000 SH       SOLE                    16000